Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of information about revenue and other income
During the years ended December 31, 2023 and 2022, the Company had the following sources of revenue and other income:

	For the year ended December 31,
	2023	2022
Royalty revenue*	$20,287	$6,913
Option and other property income	4,785	9,591
Interest income	1,549	1,773
Total	$26,621	$18,277
*Excludes royalty revenue generated from the Company's equity interest in SLM California (Note 6)

Disclosure of detailed information about royalty revenue	During the year ended December 31, 2023 and 2022 the Company had the following sources of royalty revenue: